SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

13.          SHAREHOLDERS’ EQUITY

As of December 31, 2023 and 2024, 71,775,686 Class A and 24,336,650 Class B ordinary shares were issued, with 66,020,679 outstanding for Class A ordinary shares and 24,336,650 outstanding for Class B ordinary shares.

The Company’s Class A and Class B ordinary shares are identical in all respects except for voting and conversion rights. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, and Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Each Class A ordinary share is entitled to 1 vote per share whereas each Class B ordinary share is entitled to 10 votes per share.

No Class B ordinary shares were converted into Class A ordinary shares for the years ended December 31, 2022, 2023 and 2024.

Delisting of ADSs

On May 18, 2022, the Company received a notice from the NYSE Regulation staff regarding the commencement of delisting proceedings for the Company’s ADSs due to failure to timely file its 2020 annual report on Form 20-F and the interim report on Form 6-K for the half-year ended June 30, 2021. The NYSE suspended trading in the ADSs on May 18, 2022. The Company was given until June 2, 2022, to submit a written request to appeal the NYSE’s delisting decision.

Treasury share

Treasury share represents shares repurchased and held by the Company. These shares have no voting rights and are not entitled to receive dividends and are excluded from the weighted average outstanding shares in calculation of net income per share. Treasury share is accounted for under the cost method. As of December 31, 2024, under the repurchase plan, the Company has repurchased an aggregate of 7,065,058 Class A ordinary shares on the open market for a total cash consideration of US$ 136,615. The Company has used 1,310,051 Class A treasury shares to settle the exercise of share options as of December 31, 2024.

Statutory reserve

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

13.          SHAREHOLDERS’ EQUITY (continued)

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The WFOEs were established as foreign invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries were established as domestic invested enterprises and therefore are subject to the above mentioned restrictions on distributable profits.

As of December 31, 2023 and 2024, the PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries had appropriated US$3,791 and US$5,060 to the general reserve fund, which is restricted for distribution to the Company.